UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 05/04/09
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $146,661 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP      Values    Shares  Invsmnt  Discret Other    Voting Authority
                                         Of Class                                    Sole      Shared   Mgrs   Sole  Shared   None
ACE Ltd                                    SHS         H0023R105    1,780     44,059                          44,059
Apple Inc                                  COM         037833100    1,202     11,435                          11,435
Barclays BK PLC                       DJAIG CMDT ETN   06738C778      562     16,995                          16,995
Barrick Gold Corp                          COM         067901108    1,185     36,548                          36,548
Beacon Power Corp                          COM         073677106        5     10,000                          10,000
Becton Dickinson & Co                      COM         075887109    1,720     25,584                          25,584
Berkshire Hathaway Inc                     CL B        084670207      527        187                             187
Bldrs Index Fds Tr                    DEV MK 100 ADR   09348R201      208     14,307                          14,307
Bldrs Index Fds Tr                    EMER MK 50 ADR   09348R300      357     13,030                          13,030
Cisco Systems Inc                          COM         17275R102    1,282     76,437                          76,437
CVS Caremark Corporation                   COM         126650100    1,836     66,790                          66,790
Dentsply Intl Inc                          COM         249030107    1,887     70,265                          70,265
Dolby Laboratories Inc                     COM         25659T107    1,035     30,335                          30,335
Eaton Vance Flting Rate Inc                COM         278279104    3,944    477,495                         477,495
Encana Corp                                COM         292505104    1,898     46,736                          46,736
Expeditors Intl Wash Inc                   COM         302130109      805     28,446                          28,446
Exxon Mobil Corp                           COM         30231G102    2,859     41,983                          41,983
FLIR Systems Inc                           COM         302445101    1,194     58,303                          58,303
First Solar Inc                            COM         336433107      458      3,454                           3,454
General Electric Co                        COM         369604103      268     26,516                          26,516
Genzyme Corp                               COM         372917104    2,301     38,736                          38,736
Gilead Sciences Inc                        COM         375558103    1,131     24,408                          24,408
Google Inc                                 CL A        38259P508    1,219      3,502                           3,502
GreenHill & Co Inc                         COM         395259104    1,918     25,971                          25,971
HDFC Bank Ltd                         ADR REPS 3 SHS   40415F101      241      3,962                           3,962
Harris Corp                                COM         413875105    3,650    126,124                         126,124
Imperial Oil Ltd                         COM NEW       453038408    1,670     46,328                          46,328
IShares Tr                            DJ SEL DIV INX   464287168    3,363    107,400                         107,400
IShares Tr                           BARCLYS TIPS BD   464287176    5,156     50,185                          50,185
IShares Tr                            S&P 500 INDEX    464287200    5,102     64,082                          64,082
IShares Tr                           BARCLYS US AGG B  464287226   10,015     98,695                          98,695
IShares Tr                            MSCI EMERG MKT   464287234    2,184     88,015                          88,015
IShares Tr                            IBOXX INV CPBD   464287242    1,158     12,299                          12,299
IShares Tr                            MSCI EAFE IDX    464287465    2,739     72,864                          72,864
IShares Tr                            RUSSELL MCP VL   464287473    1,965     82,030                          82,030
IShares Tr                            S&P GLB100INDX   464287572      221      5,222                           5,222
IShares Tr                            RUSSELL1000GRW   464287614    4,439    126,550                         126,550
IShares Tr                             RUSSELL 2000    464287655    2,641     62,815                          62,815
IShares Tr                            RUSL 3000 VALU   464287663    1,544     29,170                          29,170
IShares Tr                            RUSL 3000 GROW   464287671    1,553     54,470                          54,470
IShares Tr                            S&P NATL MUN B   464288414      479      4,800                           4,800
IShares Tr                            HIGH YLD CORP    464288513    6,249     92,170                          92,170
IShares Tr                            BARCLYS MBS BD   464288588      683      6,446                           6,446
IShares Tr                          BARCLYS 1-3 YR CR  464288646    2,153     21,766                          21,766
Marathon Oil Corp                          COM         565849106    1,587     60,375                          60,375
Market Vectors ETF Tr                 GOLD MINER ETF   57060U100    2,173     58,920                          58,920
Martek Biosciences Corp                    COM         572901106    2,989    163,760                         163,760
Moodys Corp                                COM         615369105      264     11,537                          11,537
New Oriental Ed & Tech Grp I             SPON ADR      647581107      364      7,252                           7,252
Oracle Corp                                COM         68389X105      373     20,656                          20,656
PepsiCo Inc                                COM         713448108    1,580     30,696                          30,696
Pharmaceutical Hlders Tr              DEPOSITRY RCPT   71712A206    2,718     48,200                          48,200
Powershares QQQ Trust                   UNIT SER 1     73935A104    6,287    207,360                         207,360
Powershares ETF Trust                 DYNAMIC MKT PT   73935X104      227      7,719                           7,719
Powershares ETF Trust                 WATER RESOURCE   73935X575    2,532    212,214                         212,214
Procter & Gamble Co                        COM         742718109      469      9,952                           9,952
Rydex ETF Trust                       S&P 500 EQ TRD   78355W106      224      9,046                           9,046
SPDR Gold Trust                          GOLD SHS      78463V107   15,411    170,707                         170,707
SPDR Series Trust                     DB INT GVT EFT   78464A490      604     13,009                          13,009
SPDR Series Trust                    BRCLYS INTL ETF   78464A516    1,265     24,738                          24,738
SPDR Series Trust                     S&P DIVID ETF    78464A763    2,280     67,690                          67,690
Southern Un Co NEW                         COM         844030106    3,765    247,392                         247,392
Starent Networks Corp                      COM         85528P108    1,144     72,435                          72,435
Stericycle Inc                             COM         858912108    1,126     23,599                          23,599
Stockeryale Inc                          COM NEW       86126T203        4     27,193                          27,193
Teco Energy Inc                            COM         872375100      112     10,000                          10,000
Templeton Global Income Fund               COM         880198106      767    103,250                         103,250
Teva Pharmaceutical Inds Ltd               ADR         881624209    1,720     38,184                          38,184
Thoratec Corp                            COM NEW       885175307    1,835     71,420                          71,420
Vanguard Tax-Managed FD               EUROPE PAC ETF   921943858      322     14,010                          14,010
Vanguard Intl Equity Index F          ALLWRLD EX US    922042775      635     22,581                          22,581
Vanguard Index FDS                       REIT ETF      922908553    3,260    134,255                         134,255
Vanguard Index FDS                    EXTEND MKT ETF   922908652      210      7,446                           7,446
Vanguard Index FDS                     STK MRK ETF     922908769      254      6,425                           6,425
Volcano Corporation                        COM         928645100    1,374     94,400                          94,400